Supplement Dated July 1, 1998
                     To Prospectus Dated September 30, 1997

                    Orbitex Strategic Natural Resources Fund,
                    Orbitex Info-Tech & Communications Fund,
             Orbitex Growth Fund, Orbitex Asian High Yield Fund and
                Orbitex Asian Select Advisors Fund (the "Funds")

         The following information supplements the Prospectus dated September 30, 1997.

                HOW TO PURCHASE SHARES, HOW TO REDEEM SHARES AND
                              SHAREHOLDER SERVICES

         The "How to Purchase Shares," "How to Redeem Shares" and "Shareholder Services" sections of the Prospectus are revised to reflect the following change of address for correspondence with the Trust: P.O. Box 8069, Boston, MA 02266-8069.

                                PURCHASES BY WIRE

         The "Purchases by Wire" section on page 20 of the Prospectus is revised to reflect the following change of ABA Number for State Street Bank and Trust
Company: "ABA No. 011000028."

                              REDUCED SALES CHARGES

         The following sentence is added to the end of the paragraph entitled "Other Circumstances" on page 22 of the Prospectus:

         From May 30, 1998 to July 31, 1998, in connection with purchases with redemption proceeds from another mutual fund, as described in (9) above, the Advisor (and not the Fund) may pay the broker/dealer, advisor or other person who effects the purchase for the investor a fee of up to 0.75% of the purchase price of the shares of the Fund.

                                  SUB-ADVISORS

         All references describing J.P. Morgan Investment Management, Inc. as sub-advisor of the Asian Select Advisors Fund are deleted as of July 1, 1998. The Asian High Yield Fund is managed solely by Orbitex Management, Inc. See especially the "Sub-Advisors" Section on pages 26-27.

                               PORTFOLIO MANAGERS

         The paragraph describing the portfolio manager of the Info-Tech & Communications Fund and the Growth Fund on page 28 of the Prospectus is deleted and the following is substituted:

Orbitex Info-Tech and Communications Fund. Craig W. Ellis is the portfolio manager for the Info-Tech and Communications Fund. Mr. Ellis joined Orbitex Management, Inc. in 1998. Formerly he was with Alliance Capital Management Corporation where from 1997 to 1998 he was a senior vice president responsible for the firm's investments in the global communications technology area. Prior to joining Alliance, Mr. Ellis was a managing director at Wheat First Union where he served as a telecommunications services analyst.

Orbitex Growth Fund. Courtney D. Smith is the portfolio manager for the Growth Fund. Mr. Smith joined Orbtiex Management, Inc. in 1996. Formerly, he was President and Chief Investment Officer of Pinnacle Capital Management.

         The paragraphs describing the portfolio managers for the Asian High Yield Fund on page 29 are deleted and the following are substituted:

Asian High Yield Fund. Anya Page is the portfolio manager of the Asian High Yield Fund. Prior to joining Orbitex Management, Inc. in 1998, Ms. Page worked as a fund manager for credit Suisse Asset Management Limited since 1993. While at Credit Suisse, she functioned as Lead Manager for the Asia Pacific Ex-Japan unit Trust and the Asia Pacific debt Portfolio.

                              FINANCIAL HIGHLIGHTS

      The following table of "Financial Highlights" supplements information contained in the Prospectus dated September 30, 1997, and is from the Funds' unaudited Financial Statements dated January 31, 1998.

For the period ended January 31, 1998 (Unaudited)
Selected Data based on a share outstanding throughout the period indicated.

                                                  Strategic                                                       Asian
                                                   Natural          Info-Tech &                      Asian        Select
                                                  Resources     Communications           Growth    High Yield    Advisors
                                                   Fund (a)          Fund (a)           Fund (a)      Fund (a)     Fund (a)
                                                 ------------- --------------------- -----------  ------------- ------------
Net asset value, beginning of period ........        $15.00            $15.00          $15.00         $12.00       $15.00
                                                 -------------    --------------    ------------  ------------  -----------
Income (loss) from investment operations:
Net investment income (loss).................          0.13             (0.06)          (0.05)          0.27        (0.06)

Net realized and unrealized gain (loss) on
investments and foreign currency related
transactions.................................         (0.50)            (0.49)           0.26          (1.51)       (0.55)
                                                 -------------    --------------    ------------  ------------  -----------

Total income (loss) from investment
operations...................................         (0.37)            (0.55)           0.21          (1.24)       (0.61)
                                                 -------------    --------------    ------------  ------------  -----------

Less dividends from net investment
income.......................................         (0.03)             0.00            0.00          (0.19)        0.00

Less distributions from capital gains........         (0.03)             0.00            0.00           0.00         0.00
                                                 -------------    --------------    ------------  ------------  -----------
Total dividends/distributions from net
investment income and net capital
gains........................................         (0.06)             0.00            0.00          (0.19)        0.00
                                                 -------------    --------------    ------------  ------------  -----------

Net asset value, end of period...............        $14.57            $14.45          $15.21         $10.57       $14.39
                                                 =============    ==============    ============  ============  ===========

Total Return (b).............................         (2.44)%           (3.64)%          1.41%        (10.27)%      (4.09)%
Ratios and Supplemental Data:
Net assets, end of period....................    $3,725,017          $501,232        $536,566     $2,228,823     $115,411
Ratio of operating expenses to average net
assets (c)(e) ...............................          2.40%             2.40%           1.60%          0.00%        2.50%
Ratio of net investment income (loss) (with
reimbursement) to average net assets
(c)..........................................          2.55%            (1.45)%         (1.08)%         8.89%       (1.50)%

    Portfolio turnover rate..................           330%              149%            212%           223%           0%

   Average broker commissions (d)............         $0.06             $0.06           $0.06            N/A        $0.01

(a) The commencement of investment operations was October 23, 1997, for Strategic Natural Resources Fund, October 22, 1997, for Info-Tech & Communications Fund and Growth Fund, October 20, 1997, for Asian High Yield Fund and October 31, 1997, for Asian Select Advisors Fund.

(b) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the Advisor not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(c) Annualized.

(d) A Fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e) Ratio of operating expenses to average net assets is after waiver of fees and reimbursement of certain fees and expenses. Had the fees not been waived and the expenses reimbursed the ratio of expenses to average net assets would have been as follows: Strategic Natural Resources Fund, 11.14%; Info-Tech & Communications Fund 65.05%; Growth Fund 61.77%; Asian High Yield Fund, 15.31%; and Asian Select Advisors Fund, 285.04%, respectively.